Equity	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Equity	Equity
15.1.    Authorized capital
On December 31, 2023 and 2022, the Company’s issued capital totaled R$ 76. The Company has an authorized share capital of US Dollar 50 thousand, corresponding to 630,000,000 authorized shares with a par value of US Dollar 0.000079365 each. The Company is authorized to increase capital up to this limit, subject to approval of the Board of Directors. The liability of each member is limited to the amount from time to time unpaid on such member’s shares.
15.2.    Subscribed and paid-in capital and capital reserve
The Articles of Association provide that at any time when there are Class A common shares issued, Class B common shares may only be issued pursuant to: (a) a share split, subdivision or similar transaction or as contemplated in the Articles of Association; or (b) a business combination involving the issuance of Class B common shares as full or partial consideration. A business combination, as defined in the Articles of Association, would include, amongst other things, a statutory amalgamation, merger, consolidation, arrangement or other reorganization.
The additional paid-in capital refers to the difference between the purchase price that the shareholders pay for the shares and their par value. Under Cayman Islands Law, the balance in this account may be applied by the Company to pay distributions or dividends to members, pay up unissued shares to be issued as fully paid, for redemptions and repurchases of own shares, for writing off preliminary expenses, recognized expenses, commissions or for other reasons. All distributions are subject to the Cayman Islands Solvency Test which addresses the Company’s ability to pay debts as they fall due in the natural course of business.
The changes in the number of shares during 2023, 2022 and 2021 are summarized below:

	Number of shares
	Class A	Class B	Total

At December 31, 2021	266,490,063	46,041,185	312,531,248
Conversions	27,292,415	(27,292,415)	—
Vested awards(a)	342,351	—	342,351
At December 31, 2022	294,124,829	18,748,770	312,873,599
Vested awards(b)	1,373,921	—	1,373,921
At December 31, 2023	295,498,750	18,748,770	314,247,520

(a)In 2022 the Company delivered 226,691 RSUs, through the issuance of shares. Additionally, 115.66 Class A common shares were issued to our founder shareholders, as anti-dilutive shares.
(b)In 2023 the Company delivered1,373,921.00 shares, due to vesting of RSUs.

15.3.    Treasury shares
Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in equity.
As of December 31, 2022, there was a reduction in treasury shares mainly due to: (a) the acquisition of Reclame Aqui, in which the company transferred, 1,977,391 class A common shares, previously held in treasury, to some of the selling shareholders; (b) the sale of 974,718 class A common shares shortly after being contributed by the Company as capital increase in Reclame Aqui; (c) delivery of vested awards of 281,359; and (d) other movements of 132,608.
On September 21, 2023, the Company's Board of Directors approved a new program under which the Company may repurchase up to R$ 300,000 in outstanding Class A common shares ("New Repurchase Program"). The New Repurchase Program went into effect after the date of the resolution.
Following the New Repurchase Program concluded in early November 2023, on November 9, 2023 the R$ 292,745 was used to repurchase shares. As a result, the Company's Board of Directors approved an additional share repurchase program. Under this program, the Company may repurchase up to R$ 1 billion in Class A common shares (“Additional Share Repurchase Program”).
As of December 31, 2023 the Company holds 5,311,421 Class A common shares in treasury (December 31, 2022 - 233,772). The main transactions involving treasury shares during the calendar year ended on December 31, 2023 were: (i) sale of 16,641 Class A common shares to Pagar.me, which were used for payment of contingent consideration related to acquisition of Trampolin, which originally occurred in August 2021; (ii) delivery of 824 shares in the context of the transaction completed with Vitta Group in May 2020; (iii) delivery of 132,607 shares to Linx founders shareholders, in accordance with the non-compete agreement signed; (iv) delivery of 375,531 shares due to vesting of RSUs awards (Note 20.4.1); (v) transfer of 130,488 treasury shares due to the anti-dilutive mechanism of the IPO pool signed with the founders of the Company; and (vi) repurchase of 5,733,740 Class A shares for the amount of R$ 292,745.
15.4.    Incentive shares
In 2017, certain key employees have been granted incentive shares, or the Co-Investment Shares, which entitle participants to receive a cash bonus which they, at their option, may use to purchase a specified number of shares.
Incentive Shares are subject to a 10-year lock-up period; after that the shares are free and clear for transfer. If a participant ceases employment for any reason before the end of the 10-year lock-up period, the Company has the right (but not the obligation) to acquire the shares for the price originally paid by the participant less an applicable discount.
The incentives shares granted were classified and recognized as equity settled transaction. During 2023 and 2022, there were no repurchases of Class A common shares. The participants of the plan were granted 5,321.769 Incentive Shares. At December 31, 2023, there were still 325,407 shares subjected to the lock-up period (2022 - 488,107).
15.5. Other comprehensive income
Other comprhensive income (“OCI”) represents the profit or loss not reported in the statement of profit and loss being separately presented in the financial statements. This includes Company transactions and operations that are not considered realized gains or losses. The table presents the accumulated balance of each category of OCI as of December 31, 2023 and 2022:

	2023	2022

Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods (net of tax):

Exchange differences on translation of foreign operations	(41,266)	(18,243)
Accounts receivable from card issuers at fair value	(348,529)	(413,398)
Unrealized loss on cash flow hedge	(197,188)	(261,366)

Other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods (net of tax):

Fair value of equity instruments designated at fair value	254,353	252,441
Effects of hyperinflationary accounting	12,181	7,865
Total	(320,449)	(432,701)